Note 15 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2019	2018

Income tax expense using combined statutory rate of 26.5% (2018 - 26.5%, 2017 - 26.5%)	$(53,128)	$30,529
Permanent differences	1,566	785
Tax effect of flow through entities	(307)	(491)
Adjustments to tax liabilities for prior periods	(328)	(526)
Non-deductible stock-based compensation	2,153	1,528
Excess tax benefits related to stock-based compensation	(3,672)	(3,968)
Foreign, state and provincial tax rate differential	(2,402)	(2,863)
Settlement of long-term incentive arrangement	83,310	-
Other taxes	(45)	(72)
Provision for income taxes as reported	$27,147	$24,922

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2019	2018

Canada	$(323,100)	$6,854
United States	122,616	108,348
Total	$(200,484)	$115,202

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2019	2018

Current
Canada	$369	$(554)
United States	33,978	23,615
	34,347	23,061

Deferred
Canada	(1,620)	403
United States	(5,580)	1,458
	(7,200)	1,861

Total	$27,147	$24,922

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2019	2018

Deferred income tax assets
Loss carry-forwards	$2,788	$1,567
Expenses not currently deductible	23,283	20,440
Stock-based compensation	749	1,312
Allowance for doubtful accounts	3,860	2,018
Inventory and other reserves	3,024	113
	33,704	25,450

Deferred income tax liabilities
Depreciation and amortization	86,072	29,393
Basis differences of partnerships and other entities	793	166
Prepaid and other expenses deducted for tax purposes	1,276	1,689
	88,141	31,248

Net deferred income tax asset (liability) before valuation allowance	(54,437)	(5,798)
Valuation allowance	965	779

Net deferred income tax asset (liability)	$(55,402)	$(6,577)

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2019	2018	2019	2018	2019	2018

Canada	$4,430	$1,638	$-	$-	$4,430	$1,638
United States	18,615	12,562	15,840	10,529	2,775	2,033